Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Consolidated statements of comprehensive income
Net income	€ 133,853	€ 211,806
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI		(12,460)
FVOCI equity investments		8,667
Actuarial gain (loss) on defined benefit pension plans	(362)	143,186
Income tax (expense) benefit related to components of other comprehensive income not reclassified	94	(43,040)
Total	(268)	96,353
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(326,841)	285,337
FVOCI debt securities	7,989	(18,989)
Gain (loss) related to cash flow hedges	598	1,600
Cost of hedging	707	767
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(1,775)	2,688
Total	(319,322)	271,403
Other comprehensive income (loss), net of tax	(319,590)	367,756
Total comprehensive income	(185,737)	579,562
Comprehensive income (loss) attributable to shareholders of FMC AG & Co. KGaA	€ 21,453	€ 79,467